Subordinated Liabilities	6 Months Ended
Jun. 30, 2021
Disclosure Of Subordinated Liabilities [Abstract]
Subordinated Liabilities
23. SUBORDINATED LIABILITIES

30 June 2021	31 December 2020
£m	£m
2,513	2,556
In H121, the Santander UK group repurchased certain debt securities as part of ongoing liability management exercises, resulting in a loss of £27m. In H120, the Santander UK group repurchased certain debt securities and subordinated liabilities as part of ongoing liability management exercises, resulting in a loss of £17m